Debt and Other Obligations - Term Loan (Details)				3 Months Ended		9 Months Ended		12 Months Ended
	May 11, 2018 USD ($)	May 08, 2018	May 07, 2018	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 11, 2018 EUR (€)	Jan. 01, 2015 USD ($)
Line of Credit Facility [Line Items]
Finance costs directly expensed				$ 512,000	$ 578,000	$ 1,602,000	$ 1,657,000
Unrealized loss				34,892,000		34,892,000		$ 19,628,000
Designated as Hedging Instrument | Cash Flow Hedge | Cross Currency Interest Rate Contract
Line of Credit Facility [Line Items]
Derivative, notional amount	$ 235,000,000.0			30,000,000.0		30,000,000.0				€ 235,000,000.0
Designated as Hedging Instrument | Net Investment Hedging | Currency Swap
Line of Credit Facility [Line Items]
Derivative, notional amount											$ 180,000,000
Unrealized loss				2,200,000		2,200,000
Term Loan Facility | Term Loan
Line of Credit Facility [Line Items]
Estimated annual interest expense reduction	$ 4,700,000
Finance costs directly expensed				356,000		1,083,000		386,000	$ 1,066,000
Debt issuance costs				$ (6,303,000)		$ (6,303,000)		$ (7,738,000)
Term Loan - USD | LIBOR | Term Loan
Line of Credit Facility [Line Items]
Margin reduction		0.50%
Basis spread on variable rate		2.00%	2.50%
Term Loan - EUR | EURIBOR | Term Loan
Line of Credit Facility [Line Items]
Margin reduction		0.25%
Basis spread on variable rate		2.25%	2.50%